Note 14 - Tax Expense - Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net income tax (payable)/receivable at January 1	$ (345)	$ 344	$ (1,617)
Current tax (expense)/tax credit	(4,995)	(3,106)	197
Income tax recognised through other comprehensive income			199
Foreign currency movement	(17)	(49)	103
Tax paid	4,212	2,466	1,462
Net income tax payable at December 31	$ (1,145)	$ (345)	$ 344